Note 6 Impaired Secured Loans (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Impaired secured loans [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 405,313	€ 389,073
Impaired loans and advances at amortized cost	13,787	13,493
Accumulated impairment	€ (11,241)	€ (11,291)
Percentage of impairment loss recognised for loans and advances	3.40%	3.50%
Central banks [Member]
Impaired secured loans [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 6,753	€ 4,420
Impaired loans and advances at amortized cost	0	0
Accumulated impairment	€ (19)	€ (19)
Percentage of impairment loss recognised for loans and advances	0.00%	0.00%
General goverment [Member]
Impaired secured loans [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 23,760	€ 20,922
Impaired loans and advances at amortized cost	31	38
Accumulated impairment	€ (25)	€ (30)
Percentage of impairment loss recognised for loans and advances	0.10%	0.20%
credit institutions [Member]
Impaired secured loans [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 17,611	€ 16,066
Impaired loans and advances at amortized cost	0	0
Accumulated impairment	€ (34)	€ (35)
Percentage of impairment loss recognised for loans and advances	0.00%	0.00%
Other financial institutions [Member]
Impaired secured loans [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 12,851	€ 12,802
Impaired loans and advances at amortized cost	14	17
Accumulated impairment	€ (30)	€ (37)
Percentage of impairment loss recognised for loans and advances	0.10%	0.10%
Non financial corporations [Member]
Impaired secured loans [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 170,722	€ 170,929
Impaired loans and advances at amortized cost	5,679	6,340
Accumulated impairment	€ (4,783)	€ (5,495)
Percentage of impairment loss recognised for loans and advances	3.30%	3.70%
Households [Member]
Impaired secured loans [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 173,615	€ 163,936
Impaired loans and advances at amortized cost	8,063	7,098
Accumulated impairment	€ (6,350)	€ (5,675)
Percentage of impairment loss recognised for loans and advances	4.60%	4.30%